As filed with the Securities and Exchange Commission on July 8, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811- 21715

NEUBERGER BERMAN ALTERNATIVE FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant’s telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer
c/o Neuberger Berman Management LLC
Neuberger Berman Alternative Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: October 31, 2011

Date of reporting period: April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders.

Neuberger Berman
Alternative Funds

Institutional Class Shares
Class A Shares
Class C Shares

Global Allocation Fund

Semi-Annual Report
April 30, 2011

Contents

FUND EXPENSE INFORMATION	1

SCHEDULE OF INVESTMENTS/TOP TEN EQUITY HOLDINGS	2

FINANCIAL STATEMENTS	11

FINANCIAL HIGHLIGHTS/PER SHARE DATA	23

Directory	26
Proxy Voting Policies and Procedures	27
Quarterly Portfolio Schedule	27
Board Consideration of the Management and Sub-Advisory Agreements	28

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman Group LLC. “Neuberger Berman Management LLC” and the individual Fund name in this piece are either service marks or registered service marks of Neuberger Berman Management LLC. ©2011 Neuberger Berman Management LLC. All rights reserved.

Information About Your Fund’s Expenses

This table is designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include management fees, fees for administrative services and costs of shareholder reports, among others. The following examples are based on an investment of $1,000 made at the beginning of the period ended April 30, 2011 (as indicated) and held for the entire period. The table illustrates the fund’s costs in two ways:

Actual Expenses and Performance:
The first section of the table provides information about actual account values and actual expenses in dollars, based on the fund’s actual performance during the period when the Fund was operational. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Because the example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on November 1, 2010 and held through April 30, 2011 even though the Fund did not begin operations until December 29, 2010.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as sales charges (loads). Therefore, the information under the heading “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Information as of 4/30/11 (Unaudited)

Neuberger Berman Alternative Funds
Actual	Beginning Account Value 12/29/10	Ending Account Value 4/30/11	Expenses Paid During the Period(1) 12/29/10-4/30/11	Expense Ratio
Institutional Class	$1,000.00	$1,068.00	$4.22	1.21%
Class A	$1,000.00	$1,066.00	$5.47	1.57%
Class C	$1,000.00	$1,064.00	$8.07	2.32%
Hypothetical (5% annual return before expenses)(3)	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During the Period(2) 11/1/10-4/30/11	Expense Ratio
Institutional Class	$1,000.00	$1,018.79	$6.06	1.21%
Class A	$1,000.00	$1,017.01	$7.85	1.57%
Class C	$1,000.00	$1,013.29	$11.58	2.32%

(1) For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average value over the period, multiplied by 123/365 (to reflect the period shown of December 29, 2010 (Commencement of Operations) to April 30, 2011).

(2) For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(3) Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent period divided by 365.

Global Allocation Fund (Unaudited)
TOP TEN EQUITY HOLDINGS LONG POSITIONS
		Country	Industry
1	iShares MSCI Emerging Markets Index	United States	Equity Funds	6.3%
2	Boise, Inc.	United States	Containers & Packaging	1.1%
3	Jazz Pharmaceuticals	United States	Pharmaceuticals	1.1%
4	CNO Financial Group	United States	Insurance	1.0%
5	Kulicke & Soffa Industries	United States	Semiconductors & Semiconductor Equipment	1.0%
6	TPC Group	United States	Chemicals	0.9%
7	Dr Ci:Labo	Japan	Personal Products	0.8%
8	Arnest One	Japan	Household Durables	0.7%
9	Persimmon PLC	United Kingdom	Household Durables	0.7%
10	American Equity Investment Life Holding	United States	Insurance	0.7%

TOP TEN EQUITY HOLDINGS SHORT POSITIONS
		Country	Industry
1	Royal Gold	United States	Metals & Mining	(1.3)%
2	Solarwinds, Inc.	United States	Software	(1.1)%
3	Electronic Arts	United States	Software	(1.0)%
4	Vertex Pharmaceuticals	United States	Biotechnology	(0.9)%
5	Blackboard, Inc.	United States	Software	(0.9)%
6	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS	Portugal	Media	(0.9)%
7	TFS Financial	United States	Thrifts & Mortgage Finance	(0.9)%
8	Nippon Sheet Glass	Japan	Building Products	(0.8)%
9	Amazon.com	United States	Internet & Catalog Retail	(0.7)%
10	Inmarsat PLC	United Kingdom	Diversified Telecommunication	(0.7)%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)

NUMBER OF SHARES	VALUE	†
Long Positions (90.4%)
Common Stocks (28.4%)
Australia (0.3%)
2,673	Australian Infrastructure Fund	$5,537
702	Bradken Ltd.	6,125
1,987	Mount Gibson Iron	4,095	*
		15,757
Austria (1.0%)
427	Kapsch Trafficcom	40,477
404	Semperit Holding	23,621
		64,098
Belgium (0.7%)
143	Bekaert SA	17,896
268	Sipef NV	28,183
		46,079
Canada (1.5%)
178	CCL Industries, Class B	5,954
615	Empire Co., A Shares	34,905
199	Linamar Corp.	4,465
208	North West	4,348
202	Quebecor, Inc., Class B	7,176
1,275	Torstar Corp., Class B	18,839
3,188	Yellow Media	16,039
		91,726
Finland (0.3%)
1,775	M-Real Oyj, B Shares	8,387	*
680	Stora Enso Oyj, R Shares	8,193
		16,580
France (0.2%)
106	Plastic Omnium	10,158
33	Societe Internationale de Plantations D'heveas	4,973
		15,131
Germany (0.9%)
129	Aixtron Se	5,503
88	Asian Bamboo	4,432	È
420	Bertrandt AG	30,746
486	Kloeckner & Co.	17,478	*
		58,159
Hong Kong (0.3%)
24,000	Shun Tak Holdings	14,957
4,000	Xinyi Glass Holdings	4,821
		19,778
Japan (5.6%)
1,400	Aeon Delight	26,769
4,700	Arnest One	43,225
500	Canon Electronics	11,958
1,300	Cocokara Fine	27,726
500	Cosmos Pharmaceutical	22,067
800	Create SD Co.	18,788
12	Dr. Ci:Labo	50,669
300	Hamamatsu Photonics	11,743
NUMBER OF SHARES	VALUE		†

1,700	Hoshizaki Electric	$32,778
1,600	Iida Home Max	13,729
1,000	Joshin Denki	9,604
700	JSP Corp.	12,375
2,200	Nidec Copal Electronics	14,890
300	San-A Co.	11,632
1,500	Tachi-S Co.	25,076
500	Tamron Co.	10,935
		343,964
Netherlands (0.3%)
382	Hunter Douglas	20,448
United Kingdom (2.5%)
3,845	Ashtead Group	12,986
5,734	Fenner PLC	37,143
529	Hochschild Mining	5,390
1,271	JD Sports Fashion	19,012
866	Northgate PLC	4,947	*
4,458	Pace PLC	11,996
5,097	Persimmon PLC	41,130
1,039	Travis Perkins	18,656
		151,260
United States (14.8%)
4,107	Air Transport Services Group	33,595	*È
575	American Capital Agency	16,738
3,187	American Equity Investment Life Holding	40,985	È
1,652	B&G Foods	29,868	È
7,101	Boise, Inc.	69,732
736	Buckeye Technologies	20,726
397	Cirrus Logic	6,574	*
141	Clearwater Paper	11,066	*
7,548	CNO Financial Group	60,837	*È
362	Complete Production Services	12,286	*È
255	Domtar Corp.	23,720
2,730	Entegris, Inc.	23,560	*
314	FBL Financial Group, Class A	9,577	È
1,137	Genworth Financial, Class A	13,860	*
1,151	Horace Mann Educators	20,580	È
359	Innophos Holdings	16,636
697	iStar Financial	6,705	*È
2,107	Jazz Pharmaceuticals	67,234	*
556	Kraton Performance Polymers	25,665	*
6,687	Kulicke & Soffa Industries	60,584	*È
286	Loral Space & Communications	19,992	*
6,012	MCG Capital Corp.	39,679	È
1,207	Meadowbrook Insurance Group	12,360
621	MIPS Technologies	5,167	*
558	Newstar Financial	6,668	*È
83	Polypore International	5,127	*
888	Power-One, Inc.	7,335	*È
915	Protective Life	24,623
3,055	Quiksilver, Inc.	13,289	*È
1,088	Radian Group	6,452
2,969	Silicon Image	24,702	*È
313	Smithfield Foods	7,374	*
1,411	TPC Group	55,650	*È

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund cont’d
(Unaudited)

NUMBER OF SHARES	VALUE		†
582	TriMas Corp.	$13,508	*
838	United Continental Holdings	19,123	*È
611	US Airways Group	5,554	*È
1,973	USEC, Inc.	9,036	*È
843	Valassis Communications	24,304	*È
590	Virnetx Holding	14,957
1,518	Western Refining	25,745	*È
		911,173
Total Common Stocks (Cost $1,675,548)		1,754,153
Equity Funds (6.3%)
7,756	iShares MSCI Emerging Markets Index (Cost $367,086)	387,800
Short-Term Investments (55.7%)
3,434,557	State Street Institutional Government Money Market Fund Institutional Class (Cost $3,434,557)	3,434,557	Ø
Total Long Positions (90.4%) (Cost $5,477,191)		5,576,510	##
Cash, receivables and other assets, less liabilities (38.6%)		2,387,048
Short Positions (see summary below) ((29.0)%)		(1,792,468)
Total Net Assets (100.0%)		$6,171,090
Short Positions ((29.0)%)
Common Stocks Sold Short ((29.0)%) ØØ
Australia ((0.2)%)
(475)	Aquila Resources	(4,728)	*
(1,368)	Karoon Gas Australia	(9,911)	*
		(14,639)
Canada ((1.6)%)
(927)	Alacer Gold	(9,670)	*
(2,929)	Bankers Petroleum	(25,695)	*
(1,845)	Gammon Gold	(20,183)	*
(1,038)	Lake Shore Gold	(4,454)	*
(835)	Rubicon Minerals	(4,333)	*
(1,049)	Seabridge Gold	(35,567)	*
		(99,902)
France ((0.3)%)
(2,743)	Technicolor	(20,972)	*
Hong Kong ((0.2)%)
(400)	Hong Kong Aircraft Engineering	(5,923)
(1,000)	Luk Fook Holdings International	(3,709)
		(9,632)
Italy ((0.1)%)
(964)	Banca Piccolo Credito Valtellinese Scarl	(4,595)
(440)	UBI Banca	(3,943)
		(8,538)
Japan ((5.3)%)
(1,300)	Advantest Corp.	(25,594)
(600)	AOC Holdings	(3,943)
(3,000)	CHIYODA Corp.	(29,662)
NUMBER OF SHARES		VALUE	†
(8,000)	Daiwa Securities Group	(34,322)
(25)	Kenedix, Inc.	$(4,524)	*
(3,000)	Mazda Motor	(6,842)	*
(24)	Monex Group	(4,746)
(16,000)	Nippon Sheet Glass	(46,946)
(6,900)	Nomura Holdings	(35,046)
(1,000)	Promise Co.	(8,445)	*
(1,500)	Resona Holdings	(7,064)
(6,900)	Round One	(41,682)
(2,000)	Sapporo Holdings	(7,989)
(106)	SBI Holdings	(11,343)
(200)	Sony Corp.	(5,572)
(18,000)	Sumitomo Metal Industries	(37,724)
(5,000)	Tokyo Tatemono	(17,937)
		(329,381)
Portugal ((1.1)%)
(3,266)	Banco Espirito Santo	(13,757)
(9,577)	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS	(54,272)
		(68,029)
Spain ((2.1)%)
(451)	Banco Bilbao Vizcaya Argentaria	(5,785)
(6,082)	Banco Popular Espanol	(36,466)
(398)	Cementos Portland Valderrivas	(9,078)
(7,303)	Faes Farma	(29,368)
(1,923)	Gamesa Corporacion Tecnologica	(18,078)	*
(6,541)	Iberdrola Renovables	(29,946)
		(128,721)
United Kingdom ((2.6)%)
(3,162)	Capita Group	(38,873)
(395)	Carpetright PLC	(4,576)
(1,253)	De La Rue	(16,587)
(1,148)	Dignity PLC	(14,698)
(4,424)	Inmarsat PLC	(45,003)
(942)	JD Wetherspoon	(7,156)
(2,810)	Rentokil Initial	(4,424)	*
(1,662)	Resolution Ltd.	(8,403)
(466)	Scottish & Southern Energy	(10,570)
(2,916)	Thomas Cook Group	(8,343)
		(158,633)
United States ((15.5)%)
(846)	Adobe Systems	(28,383)	*
(234)	Amazon.com	(45,981)	*
(709)	American Public Education	(29,955)	*
(1,054)	Amylin Pharmaceuticals	(14,018)	*
(414)	Artio Global Investors, Class A	(6,802)
(168)	Blackbaud, Inc.	(4,647)
(1,155)	Blackboard, Inc.	(55,567)	*
(292)	Capella Education	(14,483)	*
(433)	DealerTrack Holdings	(9,725)	*
(3,099)	Electronic Arts	(62,538)	*
(1,233)	Emdeon, Inc.	(19,309)	*
(332)	Federal Realty Investment Trust	(29,070)
(780)	First Financial Bankshares	(43,228)
(1,606)	GenOn Energy	(6,312)	*
(52)	Google Inc., Class A	(28,293)	*
(1,223)	Grand Canyon Education	(17,685)	*
(559)	GSI Commerce	(16,362)	*

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund cont’d
(Unaudited)

NUMBER OF SHARES		VALUE	†
(32)	Intuitive Surgical	(11,190)	*
(527)	Kearny Financial	$(5,043)
(1,271)	Kit Digital	(14,629)	*
(400)	Landstar System	(18,960)
(1,124)	Live Nation Entertainment	(12,465)	*
(368)	Medivation, Inc.	(9,090)	*
(46)	Microstrategy, Inc., Class A	(6,500)	*
(424)	Nektar Therapeutics	(4,401)	*
(209)	NetSuite, Inc.	(7,234)	*
(9)	NVR, Inc.	(6,654)	*
(380)	Optimer Pharmaceuticals	(4,799)	*
(205)	Pebblebrook Hotel Trust	(4,397)
(406)	Pegasystems, Inc.	(15,075)
(180)	Public Storage	(21,116)
(1,332)	Royal Gold	(81,225)
(2,909)	SandRidge Energy	(35,955)	*
(2,727)	Solarwinds, Inc.	(66,075)	*
(960)	Staples, Inc.	(20,294)
(123)	Strayer Education	(15,237)
(324)	SuccessFactors, Inc.	(11,233)	*
(317)	Tejon Ranch	(11,298)	*
(4,924)	TFS Financial	(53,573)
(282)	Tyler Technologies	(6,991)	*
(662)	USG Corp.	(10,208)	*
(1,024)	Vertex Pharmaceuticals	(56,341)	*
(658)	Yahoo! Inc.	(11,680)	*
		(954,021)
Total Short Positions (Proceeds $(1,723,390))		(1,792,468)

See Notes to Schedule of Investments

Global Allocation Fund (Unaudited)
LONG POSITIONS BY INDUSTRY

Industry	Investments at Value†	Percentage of Net Assets
Equity Funds	$387,800	6.3%
Insurance	182,822	3.0%
Semiconductors & Semiconductor Equipment	126,090	2.0%
Food & Staples Retailing	119,466	1.9%
Household Durables	116,799	1.9%
Chemicals	115,299	1.9%
Machinery	113,175	1.8%
Electronic Equipment, Instruments & Components	86,403	1.4%
Containers & Packaging	75,686	1.2%
Paper & Forest Products	72,092	1.2%
Food Products	69,857	1.1%
Pharmaceuticals	67,234	1.1%
Media	66,358	1.1%
Personal Products	50,669	0.8%
Trading Companies & Distributors	49,120	0.8%
Auto Components	44,520	0.7%
Capital Markets	39,679	0.7%
Oil, Gas & Consumable Fuels	34,781	0.6%
Air Freight & Logistics	33,595	0.5%
Professional Services	30,746	0.5%
Specialty Retail	28,616	0.5%
Commercial Services & Supplies	26,769	0.4%
Airlines	24,677	0.4%
Real Estate Investment Trusts	23,443	0.4%
Electrical Equipment	23,023	0.4%
Communications Equipment	19,992	0.3%
Industrial Conglomerates	14,957	0.2%
Software	14,957	0.2%
Real Estate Management & Development	13,729	0.2%
Textiles, Apparel & Luxury Goods	13,289	0.2%
Energy Equipment & Services	12,286	0.2%
Leisure Equipment & Products	10,935	0.2%
Metals & Mining	9,485	0.2%
Diversified Financial Services	6,668	0.1%
Thrifts & Mortgage Finance	6,452	0.1%
Transportation Infrastructure	5,537	0.1%
Road & Rail	4,947	0.1%
Short-Term Investments and Other Assets-Net	5,821,605	94.3%
Short Positions (see summary below)	(1,792,468)	(29.0%	)

	$6,171,090	100.0%

See Notes to Schedule of Investments

Global Allocation Fund (Unaudited)
SHORT POSITIONS BY INDUSTRY

Industry	Investments at Value†	Percentage of Net Assets
Software	$(264,243)	(4.3)%
Metals & Mining	(193,156)	(3.1)%
Commercial Banks	(114,838)	(1.9)%
Capital Markets	(92,259)	(1.5)%
Diversified Consumer Services	(92,058)	(1.5)%
Media	(87,709)	(1.4)%
Internet Software & Services	(80,689)	(1.3)%
Oil, Gas & Consumable Fuels	(80,232)	(1.3)%
Biotechnology	(79,449)	(1.3)%
Thrifts & Mortgage Finance	(58,616)	(1.0)%
Hotels, Restaurants & Leisure	(57,181)	(0.9)%
Building Products	(57,154)	(0.9)%
Real Estate Investment Trusts	(54,583)	(0.9)%
Internet & Catalog Retail	(45,981)	(0.7)%
Diversified Telecommunication	(45,003)	(0.7)%
Professional Services	(38,873)	(0.6)%
Pharmaceuticals	(38,568)	(0.6)%
Independent Power Producers & Energy Traders	(36,258)	(0.6)%
Real Estate Management & Development	(33,759)	(0.6)%
Construction & Engineering	(29,662)	(0.5)%
Specialty Retail	(28,579)	(0.5)%
Semiconductors & Semiconductor Equipment	(25,594)	(0.4)%
Commercial Services & Supplies	(21,011)	(0.3)%
Health Care Technology	(19,309)	(0.3)%
Road & Rail	(18,960)	(0.3)%
Electrical Equipment	(18,078)	(0.3)%
Household Durables	(12,226)	(0.2)%
Health Care Equipment & Supplies	(11,190)	(0.2)%
Electric Utilities	(10,570)	(0.2)%
Construction Materials	(9,078)	(0.2)%
Consumer Finance	(8,445)	(0.1)%
Insurance	(8,403)	(0.1)%
Beverages	(7,989)	(0.1)%
Automobiles	(6,842)	(0.1)%
Transportation Infrastructure	(5,923)	(0.1)%

Total Common Stocks Sold Short	$(1,792,468)	(29.0)%

See Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman Global Allocation Fund (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities (long and short positions) and exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted in active markets (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

Financial futures contracts are determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Forward foreign currency contracts are determined by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service's network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

Total return swaps are determined by obtaining valuations from an independent pricing service using the underlying index and stated LIBOR rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in State Street Institutional Government Money Market Fund Institutional Class are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not

See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited) (cont’d)

readily available, the security is valued using methods the Fund’s Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures, or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. These fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of April 30, 2011:

Asset Valuation Inputs Investments:	Level 1	Level 2		Level 3	Total
Common Stocks^	$1,754,153	$-	$		$1,754,153
Equity Funds	387,800	-		-	387,800
Short-Term Investments	-	3,434,557		-	3,434,557
Total Investments	$2,141,953	$3,434,557		$-	$5,576,510

^	The Schedule of Investments provides information on the country categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Total return swap contracts	$-	$193,422	$-	$193,422
Forward Contracts	-	2,698	-	2,698
Futures Contracts	45,045	-	-	45,045
Total	$45,045	$196,120	$-	$241,165

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short^	$(1,792,468)	$-	$-	$(1,792,468)
Total	$(1,792,468)	$-	$-	$(1,792,468)

^	The Schedule of Investments provides information on the country categorization for the portfolio.

##
At April 30, 2011, the cost of investments for U.S. federal income tax purposes was $5,482,442. Gross unrealized appreciation of investments was $166,325 and gross unrealized depreciation of investments was $72,257, resulting in net unrealized appreciation of $94,068 based on cost for U.S. federal income tax purposes.

See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited) (cont’d)

*	Security did not produce income during the last twelve months.

È	All or a portion of this security is on loan.

Ø
All or a portion of this security is segregated in connection with obligations for common stocks sold short, open forward foreign currency contracts, total return swap contracts and/or financial futures contracts.

ØØ
At April 30, 2011, the Fund had deposited $1,864,033 in a segregated account to cover collateral requirements for borrowing in connection with securities sold short. This collateral is made up of the proceeds from the securities sold short and collateral received from security lending activities.

See Notes to Financial Statements

Statement of Asset and Liabilities (Unaudited)

Neuberger Berman Alternative Funds

GLOBAL ALLOCATION FUND
April 30, 2011
Assets
Investments in securities, at value *† (Note A)-see Schedule of Investments:
Unaffiliated issuers	$5,576,510
Foreign currency	185
Deposits with brokers for short sales (Note A-11)	1,793,863
Deposits with brokers for futures contracts (Note A-14)	287,603
Dividends and interest receivable	4,003
Receivable for securities sold	14,567
Receivable from Management-net (Note B)	96,464
Receivable for securities lending income (Note A-12)	11
Receivable for variation margin (Note A)	14,422
Total return swaps, at value (Note A-14)	193,422
Cash collateral for securities loaned (Note A-12)	70,170
Receivable for open forward foreign currency contracts (Note A-14)	16,415
Total Assets	8,067,635
Liabilities
Investments sold short, at value (Note A) (proceeds $1,723,390)	1,792,468
Dividends payable for short sales	4,888
Payable for collateral on securities loaned (Note A-12)	70,170
Payable to investment manager (Note B)	4,326
Payable for open forward foreign currency contracts (Note A-14)	13,717
Accrued expenses and other payables	10,976
Total Liabilities	1,896,545
Net Assets at value	$6,171,090
Net Assets consist of:
Paid-in capital	5,787,531
Undistributed net investment income (loss)	(14,727)
Accumulated net realized gains (losses) on investments	126,592
Net unrealized appreciation (depreciation) in value of investments	271,694
Net Assets at value	$6,171,090
Net Assets
Institutional Class	6,107,190
Class A	31,990
Class C	31,910
Shares Outstanding ($.001 par value; unlimited shares authorized)
Institutional Class	572,052
Class A	3,000
Class C	3,000
Net Asset Value, offering and redemption price per share
Institutional Class	$10.68
Net Asset Value and redemption price per share
Class A	$10.66
Offering Price per share
Class A‡	$11.31
Net Asset Value and offering price per share
Class C^	$10.64
† Securities on loan, at value:
Unaffiliated issuers	$68,218
* Cost of Investments:
Unaffiliated issuers	$5,477,191
Total cost of foreign currency	$182
‡	On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.
^	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

Statement of Operations (Unaudited)

Neuberger Berman Alternative Funds

GLOBAL ALLOCATION FUND
Period from December 29, 2010 (Commencement of Operations) to April 30, 2011
Investment Income:
Income (Note A):
Dividend income-unaffiliated issuers	$8,573
Interest income-unaffiliated issuers	646
Income from securities loaned-net (Note A-12)	278
Foreign taxes withheld	(587)
Total income	$8,910
Expenses:
Investment management fees (Note B)	17,535
Administration fees (Note B)	1,169
Administration fees (Note B):
Institutional Class	1,734
Class A	21
Class C	21
Distribution fees (Note B):
Class A	26
Class C	103
Shareholder servicing agent fees:
Institutional Class	1,625
Class A	1,448
Class C	1,448
Organization expense (Note A)	390,936
Audit fees	25,842
Custodian fees (Note B)	37,260
Legal fees	65,825
Shareholder reports	8,013
Trustees' fees and expenses	15,045
Short sales expense (Note A-11)	13,905
Miscellaneous	110
Total expenses	582,066
Expenses reimbursed by Management (Note B)	(558,428)
Expenses reduced by custodian fee expense offset arrangement (Note A-17)	(1)
Total net expenses	23,637
Net investment loss	$(14,727)
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	56,863
Sales of investment securities of unaffiliated issuers sold short	(36,370)
Forward foreign currency contracts	4,049
Foreign currency	(1,896)
Financial futures contracts	(66,913)
Total return swap contracts	170,859
Change in net unrealized appreciation (depreciation) in value of:
Unaffiliated investment securities	99,319
Unaffiliated investment securities sold short	(69,078)
Forward foreign currency contracts	2,698
Foreign currency	288
Financial futures contracts	45,045
Total return swap contracts	193,422
Net gain (loss) on investments	398,286
Net increase (decrease) in net assets resulting from operations	$383,559

See Notes to Financial Statements

Statement of Changes in Net Assets

Neuberger Berman Alternative Funds

GLOBAL ALLOCATION FUND

Period from December 29, 2010 (Commencement of Operations) to April 30, 2011 (Unaudited)
Increase (Decrease) in Net Assets:
From Operations (Note A):
Net investment income (loss)	$(14,727)
Net realized gain (loss) on investments	126,592
Change in net unrealized appreciation (depreciation) of investments	271,694
Net increase (decrease) in net assets resulting from operations	383,559
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Institutional Class	6,027,541
Class A	30,000
Class C	30,000
Payments for shares redeemed:
Institutional Class	(300,010)
Net increase (decrease) from Fund share transactions	5,787,531
Net Increase (Decrease) in Net Assets	6,171,090
Net Assets:
Beginning of period	—
End of period	$6,171,090
Undistributed net investment income (loss) at end of period	$(14,727)

See Notes to Financial Statements

Notes to Financial Statements Alternative Funds (Unaudited)

Note A – Summary of Significant Accounting Policies:

1
General: Neuberger Berman Alternative Funds (the “Trust”) is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated October 14, 2010.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (the “1933 Act”).  The Fund is a separate operating series of the Trust and is non-diversified. The Fund had no operations until December 29, 2010 other than matters relating to its organization and registration of shares under the 1933 Act.  The Fund offers Institutional Class shares, Class A shares and Class C shares. The Board may establish additional series or classes of shares without the approval of shareholders.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2	Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3
Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars.  Foreign currency amounts are translated into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time, to determine the value of investments, other assets and liabilities.  Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes.  Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends.  Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.  Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual basis.  Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5
Income tax information: It is the intention of the Fund to qualify as a regulated investment company by complying with the requirements of the U.S. Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. To the extent the Fund distributes substantially all of its earnings to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 “Income Taxes” (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations.  As of April 30, 2011, the Fund did not have any unrecognized tax positions.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

6	Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Notes to Financial Statements Alternative Funds cont’d (Unaudited)

7
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, generally are distributed once a year (usually in December) and are recorded on the ex-date.

8	Organization expenses: Costs incurred by the Fund in connection with its organization, which amounted to $390,936, have been expensed as incurred.

9
Expense allocation:  Certain expenses are applicable to multiple funds.  Expenses directly attributable to the Fund are charged to the Fund.  Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.  The Fund’s expenses (other than those specific to each class) are allocated proportionally each day between the classes based upon the relative net assets of each class.

10
Investments in foreign securities: Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

11
Securities sold short: The Fund may engage in short sales, which are sales of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Fund will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Fund may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size. The Fund pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Fund and used to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in the “Deposit with brokers for short sales” on the Statement of Assets and Liabilities. The Fund is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Fund replaces a borrowed security. The Fund is contractually responsible to the lender for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Fund. As of April 30, 2011, the Fund had pledged cash in the amount of $1,793,863, to State Street Bank and Trust Company (“State Street”), as collateral for short sales, in addition to cash collateral received from securities lending activities. In addition, State Street has a perfected security interest in these assets.

12
Security lending: The Fund, using State Street as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees are disclosed within the Statement of Operations under the caption, “Income from securities loaned-net” net of expenses retained by State Street as compensation for its services as lending agent. For the period ended April 30, 2011, the Fund received net income under the securities lending arrangement of $278. The Fund receives cash collateral at the beginning of each transaction equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities).  Some or all of the cash collateral may be used to finance short sales. As of April 30, 2011, approximately 100% of the cash collateral received by the Fund was used to finance short sales.

Notes to Financial Statements Alternative Funds cont’d (Unaudited)

As of April 30, 2011, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral as follows:

Market Value of	Market Value of
Loaned Securities	Collateral
$68,218	$70,170

13
Investment company securities and exchange-traded funds:  The Fund invests in shares of other registered investment companies, including exchange-traded funds (“ETFs”) within the limitations prescribed by the 1940 Act.  Some ETFs seek to track the performance of a particular market index.  These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries.  However, some ETFs have an actively-managed investment objective.  ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ.  The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

14
Derivative instruments: During the period ended April 30, 2011, the Fund's use of derivatives was limited to total return swaps, financial futures contracts and forward foreign currency contracts. The Fund has adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Total return swap contracts: During the period ended April 30, 2011, the Fund used total return swaps to provide investment exposure to the benchmark indices. Total return swaps involve commitments to pay fixed or floating rate interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities.   Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statement of Operations.

At April 30, 2011, the Fund had outstanding total return swap contracts as follows:

			Rate Type
Swap Counterparty	Notional Amount(3)	Termination Date	Variable-rate Payments Made/Received by the Fund	Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value

JP Morgan	$2,625,000	January 5, 2012	.663%(1)	JP Morgan Global Government Bond Total Return Index Unhedged	$(1,113)	$97,146	$96,033

JP Morgan	2,749,841	January 10, 2012	(.008)%(2)	MSCI Daily Total Return Net World Index	12	97,377	97,389
Totals					$(1,101)	$194,523	$193,422

(1) 3 month LIBOR (London Interbank Offered Rate) plus .37% at March 31, 2011.

(2) 3 month LIBOR (London Interbank Offered Rate) minus .30% at April 6, 2011.

(3) The notional amount at period end is indicative of the volume throughout the period.

Notes to Financial Statements Alternative Funds cont’d (Unaudited)

Financial futures contracts:  During the period ended April 30, 2011, the Fund entered into financial futures contracts in an effort to enhance returns and to manage or adjust the risk profile and the investment exposure of the Fund to certain asset classes, countries and regions, including adjusting the investment exposures provided by the Fund’s total return swaps, described above, to the benchmark indices. In addition, the Fund also utilized financial futures contracts to provide investment exposure to certain indices and markets other than the benchmark indices.

At the time the Fund enters into a financial futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the financial futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures have minimal counterparty risk to the Fund because the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For U.S. federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund's taxable income.

At April 30, 2011, open positions in financial futures contracts were:
Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
May 2011	1 Hang Seng Index	Long	$(1,745)
June 2011	7 Canadian Dollar	Long	28,200
June 2011	1 Euro	Long	7,537
June 2011	1 Euro STOXX 50 Index	Long	1,200
June 2011	3 FTSE 100 Index	Long	6,364
June 2011	9 German Euro Bond	Long	5,643
June 2011	6 Government of Canada Bond, 10 Year	Long	(528)
June 2011	17 S&P 500 E-mini Index	Long	38,128
June 2011	1 S&P TSE 60 Index	Long	(3,403)
June 2011	6 UK Government Gilt Bond	Long	19,209
June 2011	11 U.S. Treasury Notes	Long	23,490
June 2011	3 ASX SPI 200 Index	Short	(5,952)
June 2011	3 Australian Dollar	Short	(27,855)
June 2011	11 Australian T-Bond, 10 Year	Short	(9,740)
June 2011	2 Euro STOXX 50 Index	Short	(1,955)
June 2011	7 Pound Sterling	Short	(25,288)
June 2011	1 TOPIX Index	Short	(8,260)
Total			$45,045

During the period ended April 30, 2011, the average notional amount of financial futures contracts was $5,584,897 for long positions and $(52,375,424) for short positions.

At April 30, 2011, the Fund had deposited $256,980 in a segregated account, to cover margin requirements on open futures contracts.

Forward foreign currency contracts: During the period ended April 30, 2011, the Fund entered into forward currency contracts to manage or adjust the risk profile and investment exposure of the Fund, including altering investment exposures to certain currencies provided by the Fund’s total return swaps, described above.

Notes to Financial Statements Alternative Funds cont’d (Unaudited)

A forward contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward contract fluctuates with changes in forward currency exchange rates. Forward contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. At the consummation of a forward contract to purchase or sell currency, the Fund may either exchange the currencies specified at the maturity of a forward contract or enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in “Net realized gain (loss) from forward foreign currency contracts” on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

At April 30, 2011, open forward contracts for the Fund were as follows:
Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Brazilian Real	Morgan Stanley	190,255 BRL	$ 116,857	5/12/11	$ 120,879	$ 4,022
Chilean Peso	Morgan Stanley	55,623,932 CLP	116,857	5/12/11	120,676	3,819
Hungarian Forint	Morgan Stanley	18,129,052 HUF	96,728	5/12/11	101,576	4,848
Polish Zloty	Morgan Stanley	74,586 PLN	26,279	5/12/11	28,075	1,796
South Korean Won	Morgan Stanley	127,374,130 KRW	116,857	5/12/11	118,787	1,930
Total						$ 16,415
Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Czech Koruna	Morgan Stanley	1,837,581 CZK	$ 106,792	5/12/11	$ 112,558	$ (5,767)
Indonesian Rupiah	Morgan Stanley	524,443,725 IDR	60,385	5/12/11	61,140	(755)
Mexican Peso	Morgan Stanley	1,276,145 MXN	107,352	5/12/11	110,767	(3,415)
New Taiwan Dollar	Morgan Stanley	3,392,359 TWD	116,857	5/12/11	118,460	(1,603)
Singapore Dollar	Morgan Stanley	36,641 SGD	29,074	5/12/11	29,934	(860)
South African Rand	Morgan Stanley	350,404 ZAR	51,998	5/12/11	53,316	(1,317)
Total						$ (13,717)

For the period ended April 30, 2011, the Fund’s investment in forward contracts had an average value of $1,026,700.

At April 30, 2011, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Derivative Type	Statement of Assets and Liabilities Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Asset Derivatives
Swap contracts	Total return swaps, at value (1)	$-	$-	$193,422	$193,422

Derivative Type	Statement of Assets and Liabilities Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total

Notes to Financial Statements Alternative Funds cont’d (Unaudited)

Futures contracts	Receivable for variation margin(2)	48,342	35,737	45,692	129,771

Forward contracts	Receivable for open forward foreign currency contracts	-	16,415	-	16,415

Total Value- Assets		$48,342	$52,152	$239,114	$339,608
Liability Derivatives
Futures contracts	Receivable for variation margin(2)	(10,268)	(53,143)	(21,315)	(84,726)

Forward contracts	Payable for open forward foreign currency contracts	-	(13,717)	-	(13,717)

Total Value- Liabilities		$(10,268)	$(66,860)	$(21,315)	$(98,443)

(1)
“Swap Contracts” reflects the appreciation (depreciation) of the total return swap contracts plus accrued interest as of April 30, 2011, which is reflected in the Statement of Assets and Liabilities under the caption “Total return swaps, at value.”

(2)
Reflected in the Statement of Assets and Liabilities; included under the caption “Net unrealized appreciation (depreciation) in value of investments,” and is the cumulative appreciation (depreciation) of futures contracts as of April 30, 2011 as shown in “Futures Contracts” above.  The outstanding variation margin as of April 30, 2011, if any, is reflected in the Statement of Assets and Liabilities under the caption “Receivable/Payable for variation margin.”

The impact of the use of these derivative instruments on the Statement of Operations during the period ended April 30, 2011, was as follows:

Realized Gain (Loss)

Derivative Type	Statement of Operations Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total

Swap contracts	Net realized gain (loss) on total return swap contracts	$-	$-	$170,859	$170,859

Futures contracts	Net realized gain (loss) on financial futures contracts	(17,607)	(64,619)	15,313	$(66,913)

Forward contracts	Net realized gain (loss) on forward foreign currency contracts	-	4,049	-	4,049

Total Realized Gain (Loss)		$(17,607)	$(60,570)	$186,172	$107,995

Notes to Financial Statements Alternative Funds cont’d (Unaudited)

Change in Appreciation (Depreciation)

Derivative Type	Statement of Operations Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total

Swap contracts	Change in net unrealized appreciation (depreciation) in value of total return swap contracts	$-	$-	$193,422	$193,422

Futures contracts	Change in net unrealized appreciation (depreciation) in value of financial futures contracts	38,074	(17,406)	24,377	45,045

Forward contracts	Change in net unrealized appreciation (depreciation) in value of forward foreign currency contracts	-	2,698	-	2,698

Total Change in Net Unrealized Appreciation (Depreciation)		$38,074	$(14,708)	$217,799	$241,165

15
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

16	Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata amongst its respective classes.
17
Expense offset arrangement: The Fund has an expense offset arrangement in connection with its custodian contract. For the period ended April 30, 2011, the impact of this arrangement was a reduction of expenses of $1.

Note B – Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.900% of the first $1 billion of the Fund’s average daily net assets, 0.875% of the next $1 billion and 0.850% of average daily net assets in excess of $2 billion.

The Fund retains Management as its administrator under an Administration Agreement.  The Fund pays Management an administration fee at the annual rate of 0.06% of its average daily net assets under this agreement. In addition, the Fund’s Institutional Class pays Management an administration fee at the annual rate of 0.09% of

Notes to Financial Statements Alternative Funds cont’d (Unaudited)

its average daily net assets under this agreement and the Fund’s Class A and Class C pays Management an administration fee at the annual rate of 0.20% of its average daily net assets. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement.  Management pays State Street a fee for all services received under the agreement.

Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class, Class A and Class C of the Fund so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings apply to the Fund’s direct expenses and do not cover interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, and, as of June 22, 2011, do not cover dividend expense relating to short sales, if any; consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its respective classes will repay Management for fees and expenses forgone or reimbursed for that class provided that repayment does not cause the class’ annual operating expenses to exceed its contractual expense limitation. Any such repayment must be made within three years after the year in which Management incurred the expense.

During the period ended April 30, 2011, there was no reimbursement to Management under this agreement. At April 30, 2011, contingent liabilities to Management under the agreement were as follows:

			Expenses Deferred In Fiscal Period Ending October 31,
	Contractual Expense Limitation(1)	Expiration	2011
			Subject to Repayment until October 31,
			2014
Institutional Class	1.20%	10/31/13	549,603(2)
Class A	1.56%	10/31/13	4,414(2)
Class C	2.31%	10/31/13	4,411(2)

(1)	Expense limitation per annum of the respective class’ average daily net assets.
(2)	Period from December 29, 2010 (Commencement of Operations) to April 30, 2011.

Neuberger Berman Fixed Income LLC (“NBFI”), as sub-adviser to the Fund, is retained by Management to provide day-to-day investment management services and receives a monthly fee paid by Management. As investment manager, Management is responsible for overseeing the investment activities of NBFI. Several individuals who are officers and/or Trustees of the Trust are also employees of NBFI, Neuberger Berman LLC (“Neuberger”) and/or Management.

Management and NBFI are indirect subsidiaries of Neuberger Berman Group LLC (“NBG,” and together with its consolidated subsidiaries “NB Group”).  The voting equity of NBG is owned by NBSH Acquisition, LLC (“NBSH”) and Lehman Brothers Holdings Inc. (“LBHI”).  NBSH, which is owned by portfolio managers, the NB Group management team and certain of NB Group’s key employees and senior professionals, owns approximately 52% of the voting equity of NBG and LBHI, which is a debtor in possession under chapter 11 of the U.S. Bankruptcy Code, owns the remaining 48% of the voting equity.  LBHI’s bankruptcy proceedings have had no material impact on the operations of the Fund.  Management and NBFI continue to operate in the ordinary course of business as the investment manager and sub-adviser, respectively, of the Fund.

The Fund also has a distribution agreement with Management with respect to each class of shares.  Management acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below for Class A and Class C shares, and bears advertising and promotion expenses.  However, Management receives fees from Class A and Class C under their distribution plans (each a “Plan”, collectively the “Plans”) pursuant to Rule 12b-1 under the 1940 Act.

The Plans provide that, as compensation for administrative and other services provided to these classes, Management’s activities and expenses related to the sale and distribution of these classes of shares, and ongoing services provided to investors in these classes, Management receives from each of these classes a fee at the annual rate of 0.25% of Class A’s and 1.00% of Class C’s average daily net assets, respectively. Management receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing.  The amount of fees paid by each class during any year could have been more or

Notes to Financial Statements Alternative Funds cont’d (Unaudited)

less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust’s Plans comply with those rules.

Class A shares are generally sold with an initial sales charge of up to 5.75% and no contingent deferred sales charge, except that a charge of 1.00% will apply to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares are sold with no initial sales charge and a 1.00% contingent deferred sales charge (“CDSC”) if shares are sold within one year after purchase.

For the period ended April 30, 2011, Management, acting as underwriter and broker-dealer, received net commissions from the sale of Class A and Class C shares and CDSCs from the redemptions of Class A and Class C shares as follows:

	Underwriter		Broker-Dealer
	Net Commissions	CDSC	Net Commissions	CDSC
Class A	$—	$—	$—	$—
Class C	—	—	—	—

Note C – Securities Transactions:

During the period ended April 30, 2011, there were purchase and sale transactions (excluding short-term securities, total return swaps, financial futures contracts and forward foreign currency contracts) as follows:
Purchases	Securities Sold Short	Sales	Covers on Securities Sold Short
$8,357,346	$974,943	$1,113,556	$2,651,636

During the period ended April 30, 2011, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D – Fund Share Transactions:

Share activity for the period ended April 30, 2011 was as follows:

	Shares Sold	Shares Redeemed	Total
Institutional Class	601,551	(29,499)	572,052
Class A	3,000	-	3,000
Class C	3,000	-	3,000

(1) Period from December 29, 2010 (Commencement of Operations) to April 30, 2011.

Note E – Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. The annual report will contain audited financial statements.

Financial Highlights

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Global Allocation Fund
Institutional Class
Period from December 29, 2010^ to 4/30/2011 (Unaudited)	$10.00	$(0.03)	$0.71	$0.68	$—	$—
Class A
Period from December 29, 2010^ to 4/30/2011 (Unaudited)	$10.00	$(0.04)	$0.70	$0.66	$—	$—
Class C
Period from December 29, 2010^ to 4/30/2011 (Unaudited)	$10.00	$(0.06)	$0.70	$0.64	$—	$—

See Notes to Financial Highlights

Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return††	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets‡	Ratio of Net Expenses to Average Net Assets‡	Ratio of Net Investment Income/ (Loss) to Average Net Assets‡	Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)

$—	$—	$10.68	6.80%**	$6.1	16.42%*	1.21%*	(0.75)%*	102%**	56%**

$—	$—	$10.66	6.60%**	$0.0	30.83%*	1.57%*	(1.12)%*	102%**	56%**

$—	$—	$10.64	6.40%**	$0.0	31.59%*	2.32%*	(1.87)%*	102%**	56%**

See Notes to Financial Highlights

Notes to Financial Highlights (Unaudited)

††
Total return based on per share net asset value (“NAV”) reflects the effects of changes in NAV on the performance of the Fund during the fiscal period and assumes income dividends and other distributions, if any, were reinvested.  Results represent past performance and do not guarantee future results.  Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.  Total return would have been lower if Management had not reimbursed certain expenses.

^	The date investment operations commenced.
‡	Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.
@	Calculated based on the average number of shares outstanding during the fiscal period.
*	Annualized.
**	Not annualized.

Directory

Investment Manager, Administrator and Distributor
Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, NY  10158-0180
800.877.9700 or 212.476.8800
Intermediary Support Services 800.366.6264

For Institutional Class Shareholders Address correspondence to: Neuberger Berman Management LLC 605 Third Avenue, Mail Drop 2-7 New York, NY 10158-0180 Attn: Intermediary Support Services 800.366.6264
Sub-Adviser Neuberger Berman Fixed Income LLC 200 South Wacker Drive Suite 2100 Chicago, IL 60601	For Class A and Class C Shareholders: Please contact your investment provider Legal Counsel K&L Gates LLP 1601 K Street, NW Washington, DC 20006
Custodian and Shareholder Servicing Agent State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111	Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, MA 02116

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities from its inception through June 30, 2011 will also be available, without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission at www.sec.gov, and on Management’s website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-800-877-9700 (toll-free).

Board Consideration of the Management and Sub-Advisory Agreements

At a meeting held on October 14, 2010, the Board of Trustees of Neuberger Berman Alternative Funds (“Board”), including the Trustees who are not “interested persons” of Neuberger Berman Management LLC (“Management”) (including its affiliates) or Neuberger Berman Alternative Funds (“Independent Fund Trustees”), approved the Management and Sub-Advisory Agreements (“Agreements”) for Neuberger Berman Global Allocation Fund (the “Fund”).

In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and Neuberger Berman Fixed Income LLC (“NBFI”) and met with senior representatives of Management and NBFI regarding their personnel and operations.  The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and NBFI.

The Board considered the following factors, among others, in connection with its approval of the Agreements: (1) the nature, extent, and quality of the services to be provided by Management and NBFI; (2) the expected costs of the services to be provided; (3) the extent to which economies of scale might be realized as the Fund grows; and (4) whether fee levels reflect any such potential economies of scale for the benefit of investors in the Fund.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Board evaluated the terms of the Agreements, the overall fairness of the Agreements to the Fund and whether the Agreements were in the best interests of the Fund and its shareholders.

With respect to the nature, extent and quality of the services provided, the Board considered the experience and staffing of the portfolio management and investment research personnel of Management and NBFI who perform services for the Fund.  The Board also considered the performance of another account which is managed by certain members of the Fund’s portfolio management team using similar investment objectives, policies and strategies as the Fund.  The Board noted that Management also provides certain administrative services, including fund accounting and compliance oversight.  The Board also considered Management’s and NBFI’s policies and practices regarding brokerage and allocation of portfolio transactions for the Fund.  In addition, the Board noted the positive compliance history of Management and NBFI, as each firm has been free of significant compliance problems.  Because this Fund makes significant use of investment techniques that are not widely used by other funds in the NB fund family, the Board spent additional time evaluating Management’s programs for compliance and oversight of investment and operational risk, as well as other elements of the operational infrastructure.

With respect to the overall fairness of the Agreements, the Board considered the fee structure for the Fund under the Agreements as compared to a peer group of comparable funds and any fall-out benefits likely to accrue to Management or NBFI or their affiliates from their relationship with the Fund.

The Board compared the fees charged to the Fund to the fees charged to a separate account managed by Management or its affiliates with similar investment objectives, policies and strategies as the Fund.  The Board considered the appropriateness and reasonableness of any differences between the fees charged to the Fund and such separate accounts and determined that the differences in fees were consistent with the management and other services provided.  The Board also evaluated any anticipated economies of scale in relation to the services Management provides to the Fund, noting that it may be too soon to anticipate all of the economies at the start up phase of a fund. The Board considered whether the Fund’s fee structure provides for a reduction of payments resulting from the use of breakpoints and whether those breakpoints are set at appropriate asset levels based on the Fund’s expected costs.

Conclusions

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interests of the Fund and its shareholders.  In reaching this determination, the Board considered that Management and NBFI could be expected to provide a high level of service to the Fund; that the Fund’s fee structure appeared to the Board to be reasonable given the nature and quality of services expected to be provided; and that the expected benefits accruing to Management and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the expected costs of providing the investment advisory services and the expected benefits accruing to the Fund.

Investment manager: Neuberger Berman Management LLC
Sub-adviser: Neuberger Berman Fixed Income LLC

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Retail Services
800.877.9700
Broker-Dealer and Institutional Services
800.366.6264/888.556.9030
www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

L0088 06/11

Item 2. Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Alternative Funds (“Registrant”) adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed on July 10, 2006).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Martha C. Goss, George W. Morriss and Candace L. Straight. Ms. Goss, Mr. Morriss and Ms. Straight are independent trustees as defined by Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Only required in the annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for the series is disclosed in the Registrant’s Semi-Annual Report, which is included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed July 10, 2006).

(a)(2)	The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEUBERGER BERMAN ALTERNATIVE FUNDS

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: July 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: July 8, 2011

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 8, 2011